Document and Entity Information	6 Months Ended
	Jun. 30, 2011	Aug. 10, 2011 Class A	Aug. 10, 2011 Class W
Entity Registrant Name	Clarion Partners Property Trust Inc.
Entity Central Index Key	0001476886
Document Type	Other
Document Period End Date	Jun. 30, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	No
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding		20,000	0
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q2